Description of the Plan - Additional Information (Details) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	3.00%
Participant contribution, pretax, minimum annual compensation	1.00%
Employer contribution, participant compensation matched, percentage	3.00%
Participant withdrawal additional tax penalty	10.00%
Note receivable from participant, account, minimum borrowing, amount	$ 1,000
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, maximum borrowing to total account, percentage	50.00%
Notes receivable from participants loan minimum term	1 year
Notes receivable from participants loan maximum term	5 years
Notes receivable from participants term of loan for purchase of primary residence	15 years
Asset held for investment, participant loan, interest rate	1.00%